Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Basic And Diluted Earnings Per Share Abstract
Net loss attributable to controlling interest (in Dollars)	$ (21,138,525)	$ (3,192,119)	$ (8,119,862)
Weighted average shares used in basic computation (in Shares)	10,196,552	3,479,316	3,398,397
Diluted effect of stock options and warrants (in Shares)
Weighted average shares used in diluted computation (in Shares)	10,196,552	3,479,316	3,398,397
Loss per share – Basic:
Net loss before noncontrolling interest	$ (2.07)	$ (0.92)	$ (2.39)
Add: Net loss attributable to noncontrolling interest
Net loss attributable to controlling interest	(2.07)	(0.92)	(2.39)
Loss per share – Diluted:
Net income before noncontrolling interest	(2.07)	(2.39)	(2.16)
Add: Net loss attributable to noncontrolling interest
Net loss attributable to controlling interest	$ (2.07)	$ (2.39)	$ (2.16)